Statement of Additional Information Supplement dated July 10, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Diversified Dividend Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Diversified Dividend Fund” in Appendix H:
Investments
The following information is as of October 31, 2019 (unless otherwise noted):
Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco Diversified Dividend Fund
Robert Botard	$100,001 - $500,000
Caroline Le Feuvre[1]	$50,001 - $100,000
Chris McMeans	$500,001 - $1,000,000
Meggan Walsh	Over $1,000,000

The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Diversified Dividend Fund” in Appendix H:
Assets Managed
The following information is as of October 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
		Invesco Diversified Dividend Fund
Robert Botard	5	$5,692.5	1	$179.4	1,284 [2]	$267.6 [2]
Caroline Le Feuvre[1]	None	None	None	None	None	None
Chris McMeans	5	$5,692.5	1	$179.4	1,284 [2]	$267.6 [2]
Meggan Walsh	5	$5,692.5	2	$290.3	1,284 [2]	$267.6 [2]

1. Began serving on the Fund effective June 29, 2020. Investments and Assets Managed information is as of May 31, 2020.
2. These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
DDI-SAISUP